Revenue and Segmented Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) Customer	Mar. 31, 2021 CAD ($) Customer	Mar. 31, 2020 CAD ($) Customer
Disclosure Of Revenue [Line Items]
Revenue	$ 3,806.0	$ 1,794.9	$ 1,956.9
Major Customer [Member]
Disclosure Of Revenue [Line Items]
Revenue	$ 409.5		$ 203.5
Number Of customer over ten percent revenue benchmark | Customer	1	0	1
Percentage of entities revenue	10.00%	10.00%	10.00%